INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Loss before income taxes	$ (191.6)	$ (432.7)	$ (1,355.8)	$ (609.2)
Income tax recovery at the combined basic federal and provincial tax rate (-% in 2020; 26.5% in 2019; and 26.5% in 2018)	(50.8)	(114.7)	(359.3)	(161.4)
Decrease (increase) resulting from:
Permanent differences	3.7	5.3	12.5	8.8
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	0.9	1.3	(1.3)	1.9
(Recognition) non-recognition of deferred tax assets	11.9	(1.6)	(11.1)	(6.5)
Other	7.3	(4.3)	(1.7)	(0.3)
Income tax recovery	$ (26.9)	$ (114.0)	$ (360.9)	$ (157.5)
Applicable tax rate			26.50%	26.50%	26.50%